Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers, or NEOs, and Company performance for the fiscal years listed below. The Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue ($ Millions)⁵
					TSR ($)	Peer Group TSR ($)
2025	8,909,989	2,794,408	4,745,400	1,720,366	53.16	370.16	242	651
2024	9,087,741	4,298,875	4,842,094	2,520,284	65.70	191.24	222	648
2023	9,255,652	16,062,629	4,720,641	8,034,658	85.18	130.39	203	576
2022	9,779,152	2,541,697	5,664,249	803,453	47.69	108.52	210	617
2021	10,531,257	2,330,331	7,210,927	2,027,175	72.11	122.99	184	554

(1)
Steven V. Abramson was our PEO for each year presented. The individuals constituting the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023 - 2025
Sidney D. Rosenblatt	Sidney D. Rosenblatt	Julia J. Brown, Ph.D.
Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Mauro Premutico
Janice K. Mahon	Janice K. Mahon	Janice K Mahon
Mauro Premutico	Brian Millard	Brian D. Millard
Mauro Premutico

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Deduction of Change in Pension Value for PEO ($)	Deduction of Stock Awards for PEO ($)	Addition of Pension Service Cost for PEO ($)	Addition of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	8,909,989	0	(6,464,437)	0	348,856	2,794,408
2024	9,087,741	0	(6,420,598)	0	1,631,732	4,298,875
2023	9,255,652	0	(6,781,096)	0	13,588,073	16,062,629
2022	9,779,152	0	(7,033,223)	392,538	(596,770)	2,541,697
2021	10,531,257	0	(8,078,938)	392,538	(514,526)	2,330,331

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Change in Pension Value for Non-PEO NEOs ($)	Average Deduction of Stock Awards for Non-PEO NEOs ($)	Average Addition of Pension Service Cost for Non-PEO NEOs ($)	Average Addition of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,745,400	0	(3,248,802)	0	223,768	1,720,366
2024	4,842,094	0	(3,226,938)	0	905,128	2,520,284
2023	4,720,641	0	(3,266,849)	0	6,580,866	8,034,658
2022	5,664,249	0	(3,925,700)	372,762	(1,307,858)	803,453
2021	7,210,927	0	(5,406,463)	559,890	(337,179)	2,027,175

The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	4,163,499	(3,842,780)	0	28,137	0	0	348,856
2024	4,487,487	(2,500,463)	0	(355,292)	0	0	1,631,732
2023	10,583,821	2,669,558	0	334,694	0	0	13,588,073
2022	4,939,023	(5,276,908)	0	(258,885)	0	0	(596,770)
2021	6,090,071	(5,512,247)	0	(1,092,350)	0	0	(514,526)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,092,426	(1,885,378)	0	16,720	0	0	223,768
2024	2,255,337	(1,189,639)	0	(160,570)	0	0	905,128
2023	5,098,850	1,206,709	0	275,307	0	0	6,580,866
2022	1,976,072	(2,360,462)	0	(117,807)	(805,661)	0	(1,307,858)
2021	4,075,520	(3,664,828)	0	(747,871)	0	0	(337,179)

(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Electronic Components Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Electronic Components Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Steven V. Abramson was our PEO for each year presented. The individuals constituting the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023 - 2025
Sidney D. Rosenblatt	Sidney D. Rosenblatt	Julia J. Brown, Ph.D.
Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Mauro Premutico
Janice K. Mahon	Janice K. Mahon	Janice K Mahon
Mauro Premutico	Brian Millard	Brian D. Millard
Mauro Premutico

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Electronic Components Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Electronic Components Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 8,909,989	$ 9,087,741	$ 9,255,652	$ 9,779,152	$ 10,531,257
PEO Actually Paid Compensation Amount	$ 2,794,408	4,298,875	16,062,629	2,541,697	2,330,331
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Deduction of Change in Pension Value for PEO ($)	Deduction of Stock Awards for PEO ($)	Addition of Pension Service Cost for PEO ($)	Addition of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	8,909,989	0	(6,464,437)	0	348,856	2,794,408
2024	9,087,741	0	(6,420,598)	0	1,631,732	4,298,875
2023	9,255,652	0	(6,781,096)	0	13,588,073	16,062,629
2022	9,779,152	0	(7,033,223)	392,538	(596,770)	2,541,697
2021	10,531,257	0	(8,078,938)	392,538	(514,526)	2,330,331

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	4,163,499	(3,842,780)	0	28,137	0	0	348,856
2024	4,487,487	(2,500,463)	0	(355,292)	0	0	1,631,732
2023	10,583,821	2,669,558	0	334,694	0	0	13,588,073
2022	4,939,023	(5,276,908)	0	(258,885)	0	0	(596,770)
2021	6,090,071	(5,512,247)	0	(1,092,350)	0	0	(514,526)

Non-PEO NEO Average Total Compensation Amount	$ 4,745,400	4,842,094	4,720,641	5,664,249	7,210,927
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,720,366	2,520,284	8,034,658	803,453	2,027,175
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Change in Pension Value for Non-PEO NEOs ($)	Average Deduction of Stock Awards for Non-PEO NEOs ($)	Average Addition of Pension Service Cost for Non-PEO NEOs ($)	Average Addition of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,745,400	0	(3,248,802)	0	223,768	1,720,366
2024	4,842,094	0	(3,226,938)	0	905,128	2,520,284
2023	4,720,641	0	(3,266,849)	0	6,580,866	8,034,658
2022	5,664,249	0	(3,925,700)	372,762	(1,307,858)	803,453
2021	7,210,927	0	(5,406,463)	559,890	(337,179)	2,027,175

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,092,426	(1,885,378)	0	16,720	0	0	223,768
2024	2,255,337	(1,189,639)	0	(160,570)	0	0	905,128
2023	5,098,850	1,206,709	0	275,307	0	0	6,580,866
2022	1,976,072	(2,360,462)	0	(117,807)	(805,661)	0	(1,307,858)
2021	4,075,520	(3,664,828)	0	(747,871)	0	0	(337,179)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group TSR.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Revenue
Net Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 53.16	65.7	85.18	47.69	72.11
Peer Group Total Shareholder Return Amount	370.16	191.24	130.39	108.52	122.99
Net Income (Loss)	$ 242,000,000	$ 222,000,000	$ 203,000,000	$ 210,000,000	$ 184,000,000
Company Selected Measure Amount	651,000,000	648,000,000	576,000,000	617,000,000	554,000,000
PEO Name	Steven V. Abramson	Steven V. Abramson	Steven V. Abramson	Steven V. Abramson	Steven V. Abramson
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(5)
We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	392,538	392,538
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,464,437)	(6,420,598)	(6,781,096)	(7,033,223)	(8,078,938)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,856	1,631,732	13,588,073	(596,770)	(514,526)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,163,499	4,487,487	10,583,821	4,939,023	6,090,071
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,842,780)	(2,500,463)	2,669,558	(5,276,908)	(5,512,247)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,137	(355,292)	334,694	(258,885)	(1,092,350)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	372,762	559,890
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,307,858)	(337,179)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,768	905,128	6,580,866	(1,307,858)	(337,179)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,092,426	2,255,337	5,098,850	1,976,072	4,075,520
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,885,378)	(1,189,639)	1,206,709	(2,360,462)	(3,664,828)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,720	(160,570)	275,307	(117,807)	(747,871)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(805,661)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment to Compensation Deduction of Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,248,802)	$ (3,226,938)	$ (3,266,849)	$ (3,925,700)	$ (5,406,463)